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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21321

                    Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Pioneer Municipal

                     High Income Trust

 NQ| July 31, 2013

Ticker Symbol:  MHI

Schedule of Investments | 7/31/2013 (unaudited)

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 TAX EXEMPT OBLIGATIONS -  128.8% of Net Assets

 Alabama - 2.1%

   2,500,000

 NR/B2

 Alabama Industrial Development Authority Solid Waste Disposal Revenue, 6.45%, 12/1/23

 $ 2,502,675

   4,500,000

 NR/NR

 Huntsville-Redstone Village Special Care Facilities Financing Authority Nursing Home Revenue, 5.5%, 1/1/43

   3,754,800

 $ 6,257,475

 Arizona - 0.2%

   24,000

 NR/Baa3

 Pima County Industrial Development Authority Education Revenue, 6.75%, 7/1/31

 $ 23,619

   500,000

 NR/Baa1

 Yavapai County Industrial Development Authority Medical Revenue, 6.0%, 8/1/33

   501,425

 $ 525,044

 California - 9.8%

   3,000,000(a)

 NR/A1

 Abag Finance Authority for Nonprofit Corp., Revenue, 5.75%, 7/1/37

 $ 3,359,460

   1,450,000

 NR/NR

 California Enterprise Development Authority Recovery Zone Facility Revenue, 8.5%, 4/1/31

   1,577,585

   5,000,000

 NR/Baa3

 California Pollution Control Financing Authority, 5.0%, 7/1/37

   4,656,800

   1,400,000

 NR/NR

 California Statewide Communities Development Authority, 5.625%, 11/1/33

   1,249,990

   568,006(b)

 NR/NR

 California Statewide Communities Development Authority Environmental Facilities Revenue, 9.0%, 12/1/38

   4,936

   4,000,000

 BB/NR

 California Statewide Communities Development Authority Revenue Higher Education Revenue, 7.25%, 10/1/38 (144A)

   3,906,400

   15,000,000(c)

 NR/NR

 Inland Empire Tobacco Securitization Authority Revenue, 0.0%, 6/1/36

   2,352,600

   7,885,000

 AA-/WR

 Lehman Municipal Trust Receipts Revenue, RIB, 11.073%, 9/20/28 (144A)

   8,291,551

   2,000,000

 B-/Caa1

 Tobacco Securitization Authority of Northern California Revenue, 5.375%, 6/1/38

   1,588,100

   3,000,000

 BB+/B3

 Tobacco Securitization Authority of Southern California Revenue, 5.0%, 6/1/37

   2,343,450

 $ 29,330,872

 Colorado - 3.6%

   2,000,000

 BBB+/NR

 Colorado Health Facilities Authority Revenue, 5.25%, 5/15/42

 $ 1,936,400

   1,000,000

 NR/NR

 Kremmling Memorial Hospital District Certificate of Participation, 7.125%, 12/1/45

   1,031,280

   7,500,000

 AA+/Aa2

 Regional Transportation District Revenue, 5.0%, 11/1/31

   7,985,100

 $ 10,952,780

 Connecticut - 6.0%

   1,000,000

 NR/NR

 Hamden Connecticut Facility Revenue, 7.75%, 1/1/43

 $ 1,026,740

   10,335,000(d)

 AAA/WR

 Lehman Municipal Trust Receipts Revenue, 11.809%, 8/21/35

   11,948,190

   5,000,000

 B/NR

 Mohegan Tribe of Indians Gaming Authority, 6.25%, 1/1/31

   5,000,450

 $ 17,975,380

 District of Colombia - 3.8%

   5,000,000

 BBB/Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.5%, 5/15/33

 $ 5,316,750

   6,000,000

 BBB/Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

   6,075,000

 $ 11,391,750

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Florida - 7.1%

   1,500,000

 NR/NR

 Alachua County Health Facilities Authority Revenue, 8.125%, 11/15/41

 $ 1,623,135

   1,500,000

 NR/NR

 Alachua County Health Facilities Authority Revenue, 8.125%, 11/15/46

   1,618,980

   1,400,000

 NR/NR

 Beacon Lakes Community Development District Special Assessment, 6.9%, 5/1/35

   1,413,538

   500,000

 NR/B1

 Capital Trust Agency Revenue Bonds, 7.75%, 1/1/41

   534,160

   1,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 6.0%, 9/15/40

   894,660

   2,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 7.625%, 6/15/41

   2,079,020

   1,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 7.75%, 6/15/42

   1,059,900

   1,000,000(a)

 NR/WR

 Hillsborough County Industrial Development Authority Revenue, 8.0%, 8/15/32

   1,350,490

   2,260,000

 NR/NR

 Liberty County Subordinate Revenue, 8.25%, 7/1/28

   1,730,437

   2,500,000

 A/A2

 Miami-Dade County Florida Aviation Revenue, 5.5%, 10/1/41

   2,594,975

   1,000,000 (b)

 NR/NR

 St. Johns County Industrial Development Authority Revenue, 5.25%, 1/1/26

   480,000

   2,000,000 (b)

 NR/NR

 St. Johns County Industrial Development Authority Revenue, 5.375%, 1/1/40

   960,000

   5,000,000

 NR/Baa1

 Tallahassee Health Facilities Revenue, 6.375%, 12/1/30

   5,003,450

 $ 21,342,745

 Georgia - 3.2%

   4,240,000

 AA-/WR

 Atlanta Georgia Water and Wastewater Revenue, RIB, 10.795%, 11/1/43 (144A)

 $ 4,241,908

   500,000

 B/NR

 Clayton County Development Authority Revenue, 9.0%, 6/1/35

   539,665

   2,400,000

 NR/NR

 Fulton County Residential Care Facilities Revenue, 5.0%, 7/1/27

   2,211,768

   3,100,000

 NR/NR

 Fulton County Residential Care Facilities Revenue, 5.125%, 7/1/42

   2,606,139

 $ 9,599,480

 Idaho - 1.7%

   5,000,000

 A-/Baa1

 Power County Industrial Development Corp., Revenue, 6.45%, 8/1/32

 $ 5,004,250

 Illinois - 15.0%

 –

   1,827,000(c)

 NR/NR

 Illinois Finance Authority Revenue, 0.0%, 11/15/52

 $ 204,441

   2,087,000(d)

 NR/NR

 Illinois Finance Authority Revenue, 4.0%, 11/15/52

   1,191,406

   3,865,000

 BBB+/NR

 Illinois Finance Authority Revenue, 6.0%, 8/15/38

   4,054,076

   2,000,000

 AA+/Aa2

 Illinois Finance Authority Revenue, 6.0%, 8/15/39

   2,239,120

   2,450,000

 NR/NR

 Illinois Finance Authority Revenue, 6.375%, 5/15/17

   2,451,984

   2,500,000

 NR/Baa3

 Illinois Finance Authority Revenue, 6.5%, 4/1/39

   2,656,850

   240,000

 NR/NR

 Illinois Finance Authority Revenue, 7.0%, 11/15/17

   235,630

   500,000

 NR/NR

 Illinois Finance Authority Revenue, 7.0%, 5/15/18

   500,575

 –

   855,000

 NR/NR

 Illinois Finance Authority Revenue, 7.0%, 11/15/27

   798,170

   1,700,000

 NR/NR

 Illinois Finance Authority Revenue, 7.625%, 5/15/25

   1,843,837

   600,000

 NR/NR

 Illinois Finance Authority Revenue, 7.75%, 5/15/30

   645,486

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Illinois - (continued)

   2,000,000

 NR/NR

 Illinois Finance Authority Revenue, 8.0%, 5/15/40

   $2,149,800

   3,200,000

 NR/NR

 Illinois Finance Authority Revenue, 8.0%, 5/15/46

   3,430,496

   4,000,000

 NR/NR

 Illinois Finance Authority Revenue, 8.25%, 5/15/45

   4,006,360

   2,500,000

 NR/NR

 Illinois Finance Authority Revenue, 8.25%, 2/15/46

   2,514,200

   16,880,000

 AAA/Baa1

 Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, 5.65%, 6/15/22

   15,022,356

   1,425,000

 NR/NR

 Southwestern Illinois Development Authority Revenue, 5.625%, 11/1/26

   1,128,386

 $ 45,073,173

 Indiana - 1.7%

   250,000

 NR/NR

 City of Carmel Indiana Nursing Home Revenue, 7.0%, 11/15/32

 $ 256,305

   750,000

 NR/NR

 City of Carmel Indiana Nursing Home Revenue, 7.125%, 11/15/42

   765,443

   500,000

 NR/NR

 City of Carmel Indiana Nursing Home Revenue, 7.125%, 11/15/47

   506,865

   3,570,000

 NR/NR

 Vigo County Hospital Authority Revenue, 5.8%, 9/1/47 (144A)

   3,516,521

 $ 5,045,134

 Louisiana - 3.0%

   2,260,000

 BBB-/Baa3

 Jefferson Parish Hospital Service District No. 2, 6.375%, 7/1/41

 $ 2,376,526

   1,500,000

 BBB-/Baa3

 Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 6.75%, 11/1/32

   1,574,955

   5,000,000

 NR/Baa1

 Louisiana Public Facilities Authority Revenue, 5.5%, 5/15/47

   5,078,000

 $ 9,029,481

 Maine - 0.6%

   1,500,000

 NR/Baa3

 Maine Health & Higher Educational Facilities Authority Revenue, 7.5%, 7/1/32

 $ 1,791,330

 Massachusetts - 5.2%

   2,195,000

 NR/NR

 Massachusetts Development Finance Agency Revenue, 7.1%, 7/1/32

 $ 2,191,422

   7,100,000

 A/WR

 Massachusetts Development Finance Agency Revenue, RIB, 5.75%, 1/1/42

   7,708,967

   725,000

 AA/NR

 Massachusetts Educational Financing Authority Revenue, 6.0%, 1/1/28

   784,878

   4,500,000(b)

 NR/NR

 Massachusetts Health & Educational Facilities Authority Revenue, 6.5%,

 1/15/38

   17,595

   5,000,000

 B+/NR

 Massachusetts Health & Educational Facilities Authority Revenue, 6.75%, 10/1/33

   5,006,350

 $ 15,709,212

 Michigan - 3.3%

   935,000

 NR/NR

 Doctor Charles Drew Academy Certificate of Participation, 5.7%, 11/1/36

 $ 619,849

   2,000,000

 BB+/NR

 Kent Hospital Finance Authority Revenue, 6.25%, 7/1/40

   2,053,320

   2,640,000

 AA/Aa1

 Michigan State University Revenue, 5.0%, 8/15/41

   2,702,753

   5,830,000

 B-/NR

 Michigan Tobacco Settlement Finance Authority Revenue, 6.0%, 6/1/48

   4,594,506

 $ 9,970,428

 Minnesota - 0.4%

   1,000,000

 NR/NR

 Port Authority of the City of Bloomington, Minnesota Recovery Zone Facility Revenue, 9.0%, 12/1/35

 $ 1,122,170

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Montana - 0.1%

   1,600,000(b)

 NR/NR

 Two Rivers Authority Inc., Project Revenue, 7.375%, 11/1/27

 $ 233,568

 New Jersey - 5.9%

   6,500,000

 NR/NR

 New Jersey Economic Development Authority Revenue, 10.5%, 6/1/32 (144A)

 $ 6,415,305

   3,000,000

 B/B2

 New Jersey Economic Development Authority Revenue, 5.25%, 9/15/29

   2,813,550

   2,500,000

 B/B2

 New Jersey Economic Development Authority Revenue, 5.75%, 9/15/27

   2,430,775

   6,150,000 (d)

 B/B2

 New Jersey Economic Development Authority Revenue, 7.0%, 11/15/30

   6,152,829

 $ 17,812,459

 New Mexico - 1.2%

   1,500,000

 NR/NR

 Otero County New Mexico Project Revenue, 6.0%, 4/1/23

 $ 1,273,065

   2,960,000

 NR/NR

 Otero County New Mexico Project Revenue, 6.0%, 4/1/28

   2,334,315

 $ 3,607,380

 New York - 8.2%

   2,000,000

 NR/NR

 Chautauqua County Capital Resource Corp., Revenue, 8.0%, 11/15/30

 $ 2,075,900

   3,000,000

 NR/NR

 Dutchess County Industrial Development Agency Revenue, 7.5%, 3/1/29

   3,042,540

   2,000,000

 BBB+/NR

 Hempstead Local Development Corp., Revenue, 5.75%, 7/1/39

   2,048,160

   2,000,000

 BB/B2

 New York City Industrial Development Agency Revenue, 5.25%, 12/1/32

   1,875,180

   2,000,000

 BB/B2

 New York City Industrial Development Agency Revenue, 7.625%, 12/1/32

   2,014,360

   7,040,000(d)

 AAA/WR

 New York State Dormitory Authority Revenue, 13.469%, 5/29/14 (144A)

   9,644,307

   1,000,000

 NR/Ba1

 New York State Dormitory Authority Revenue, 6.125%, 12/1/29

   1,055,130

   3,000,000

 NR/NR

 Suffolk County Industrial Development Agency Revenue, 7.25%, 1/1/30

   2,968,590

 $ 24,724,167

 North Carolina - 3.7%

   4,795,000

 NR/NR

 Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28

 $ 4,799,219

   6,685,000

 NR/NR

 Charlotte Special Facilities Revenue, 5.6%, 7/1/27

   6,459,181

 $ 11,258,400

 North Dakota - 0.8%

   2,525,000

 BBB+/NR

 County of Burleigh ND, 5.0%, 7/1/38

 $ 2,472,051

 Oklahoma - 0.4%

   1,225,000

 NR/WR

 Tulsa Airports Improvement Trust Revenue, 6.25%, 6/1/20

 $ 1,225,000

 Pennsylvania - 4.6%

   1,550,000

 NR/Baa2

 Allegheny County Hospital Development Authority Revenue, 5.125%, 5/1/25

 $ 1,549,891

   1,280,000(b)

 NR/WR

 Langhorne Manor Borough Higher Education Authority Revenue, 7.35%, 7/1/22

   344,064

   5,000,000

 B-/Caa2

 Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue, 6.0%, 6/1/31

   4,983,250

   1,000,000

 BB-/NR

 Philadelphia Authority for Industrial Development Revenue, 6.5%, 6/15/33 (144A)

   994,390

   1,000,000

 BB-/NR

 Philadelphia Authority for Industrial Development Revenue, 6.75%, 6/15/43 (144A)

   994,170

   5,900,000 (e)

 BB+/Ba2

 Philadelphia Hospitals & Higher Education Facilities Authority Revenue, 5.0%, 7/1/34

   5,036,181

 $ 13,901,946

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Rhode Island - 2.1%

   5,950,000(e)

 NR/NR

 Central Falls Rhode Island Detention Facility Corp., Revenue, 7.25%, 7/15/35

 $ 4,638,560

   1,500,000

 NR/NR

 Rhode Island Health & Educational Building Corp., Revenue, 8.375%, 1/1/46

   1,688,655

 $ 6,327,215

 South Carolina - 1.3%

 –

   3,850,000(a)

 BBB+/Baa1

 South Carolina Jobs Economic Development Authority Revenue, 6.375%, 8/1/34

 $ 3,850,000

 $ 3,850,000

 Tennessee - 1.5%

   4,600,000

 BBB+/NR

 Sullivan County Health, Educational & Housing Facilities Board Revenue, 5.25%, 9/1/36

 $ 4,557,266

 Texas - 17.8%

   2,500,000

 BB+/Baa3

 Central Texas Regional Mobility Authority Revenue, 6.75%, 1/1/41

 $ 2,705,450

   4,000,000

 NR/NR

 Decatur Hospital Authority Medical Revenue, 7.0%, 9/1/25

   4,141,760

   725,078(b)

 NR/NR

 Gulf Coast Industrial Development Authority Revenue, 7.0%, 12/1/36

   6,526

   3,750,000

 B/B2

 Houston Airport System Special Facilities Revenue, 5.7%, 7/15/29

   3,587,213

   3,000,000

 NR/NR

 Jefferson County Industrial Development Corp., Revenue, 8.25%, 7/1/32

   3,100,800

   5,340,000

 NR/NR

 Lubbock Health Facilities Development Corp., Nursing Home Revenue, 6.625%, 7/1/36

   5,417,483

   10,000,000

 BBB+/A3

 North Texas Tollway Authority Transportation Revenue, 5.75%, 1/1/33

   10,564,900

   2,810,000(d)

 AAA/Aaa

 Northside Independent School District, General Obligation, 11.652%, 9/29/12 (144A)

   3,019,738

   1,500,000

 NR/NR

 Red River Health Facilities Development Corp., Revenue, 8.0%, 11/15/41

   1,610,430

   4,000,000

 NR/NR

 Sanger Industrial Development Corp., Revenue, 8.0%, 7/1/38

   4,023,560

   7,040,000(d)

 AA+/Aaa

 State of Texas, General Obligation, 12.646%, 4/1/30

   8,077,626

   2,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., Revenue, 8.0%, 11/15/34

   2,147,700

   1,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., Revenue, 8.125%,

 11/15/39

   1,059,400

   1,500,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., Revenue, 8.25%,

 11/15/44

   1,591,485

   2,500,000

 NR/NR

 Travis County Health Facilities Development Corp., Revenue, 7.125%, 1/1/46

   2,455,600

 $ 53,509,671

 Vermont - 0.5%

   1,500,000(a)

 A-/Baa1

 Vermont Educational & Health Buildings Financing Agency Higher Education Revenue, 6.0%, 10/1/28

 $ 1,514,325

 Virginia - 0.3%

   1,000,000

 BBB/Ba1

 Peninsula Ports Authority Revenue, 6.0%, 4/1/33

 $ 1,006,840

 Washington - 10.8%

   4,710,000(a)

 A+/A2

 Spokane Public Facilities District Hotel/Motel Tax & Sales, 5.75%, 12/1/27

 $ 4,797,371

   14,315,000(c)

 AA+/Aa1

 State of Washington, General Obligation, 0.0%, 6/1/22

   10,945,535

   7,025,000

 BBB/Baa1

 Tobacco Settlement Authority Revenue, 6.625%, 6/1/32

   7,110,494

   3,795,000

 A/A2

 Washington State Health Care Facilities Authority Revenue, 6.0%, 1/1/33

   3,957,540

   1,150,000

 NR/NR

 Washington State Housing Finance Commission Revenue, 6.75%, 10/1/47

   1,011,954

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Washington - (continued)

   5,000,000

 NR/NR

 Washington State Housing Finance Committee Nonprofit Revenue, 5.625%, 1/1/27

   $   4,633,050

 $ 32,455,944

 West Virginia - 0.9%

   2,000,000

 NR/NR

 City of Philippi WV, 7.75%, 10/1/44

 $ 1,901,020

   745,000

 NR/NR

 West Virginia Hospital Finance Authority Hospital Revenue, 9.125%, 10/1/41

   902,389

 $ 2,803,409

 Wisconsin - 2.0%

   2,320,000(f) (g)

 NR/NR

 Aztalan Township, 7.5%, 5/1/18

 $ –

   2,500,000

 NR/NR

 Wisconsin Public Finance Authority Continuing Care Retirement Community Revenue, 8.25%, 6/1/46

   2,780,325

   1,500,000

 NR/NR

 Wisconsin State Public Finance Authority Revenue, 8.375%, 6/1/20

   1,504,350

   1,500,000

 NR/NR

 Wisconsin State Public Finance Authority Revenue, 8.625%, 6/1/47

   1,567,950

 $ 5,852,625

 TOTAL TAX EXEMPT OBLIGATIONS

 (Cost $372,192,065)

 $ 387,232,970

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION -  1.8% of Net Assets

   10,000,000(d)(e)

 NR/NR

 Non-Profit Preferred Funding Trust I, 6.75%, 9/15/37 (144A)

 $ 5,553,400

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost  $10,000,000)

 $ 5,553,400

 TOTAL INVESTMENTS IN SECURITIES - 130.6%

 (Cost - $382,192,065) (h) (i)

 $ 392,786,370

 OTHER ASSETS AND LIABILITIES -3.0%

 $ 8,914,893

 PREFERRED SHARES AT REDEMPTION VALUE,

 INCLUDING DIVIDENDS PAYABLE - (33.6)%

 $ (101,000,151)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS - 100.0%

 $ 300,701,112

 NR

 Security not rated by S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2013, the value of these securities amounted to $46,577,690, or 15.5% of total net assets applicable to common shareowners.

 RIB

 Residual Interest Bond.  The interest rate is subject to change periodically and inversely based upon prevailing market rates.  The interest rate shown is the rate at July 31, 2013

 (a)

Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

 (b)

 Security is in default and is non income producing.

 (c)

 Security issued with a zero coupon.  Income is recognized through accretion of discount.

 (d)

 The interest rate is subject to change periodically. The interest is shown is the rate at July 31, 2013.

 (e)

Indicates a security that has been deemed as illiquid.  As of July 31, 2013 the aggregate cost of illiquid securities in the Trust's portfolio was $21,832,292.  As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $15,228,141 represented 5.1% of total net assets applicable to common shareowners.

 (f)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (g)

 The company is scheduled for approval of a reorganization plan.

 (h)

 The concentration of investments by type of obligation/ market sector is as follows :

    Insured

 NATL-RE

 5.0

 %

 FSA

 3.2

 NATL-RE FGIC

 2.8

 AMBAC GO OF INSTN

 2.0

 PSF-GTD

 0.8

    Revenue Bonds:

 Health Revenue

 18.8

 Facilities Revenue

 14.9

 Other Revenue

 13.6

 Development Revenue

 11.8

 Tobacco Revenue

 7.5

 Education Revenue

 7.0

 Airport Revenue

 4.8

 Transportation Revenue

 4.7

 Pollution Control Revenue

 1.9

 Water Revenue

 1.2

 Utilities Revenue

 0.0

 *

 100.0

 %

*      Amount is less than 0.1%

 (i)

  At July 31, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $382,047,137 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 30,465,581

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (19,726,348)

 Net unrealized appreciation

 $ 10,739,733

 For financial reporting purposes net unrealized gain on investments was

 $ 10,594,305 and cost of investments aggregated  $382,192,065.

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

 The following is a summary of the inputs used as of July 31, 2013, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Tax Exempt Obligations

$
–

387,232,970

$
–
**

387,232,970

 Municipal Collateralized Debt Obligation

–

5,553,400

–

5,553,400

 Total Investments in Securities

$
–

$
392,786,370

$
–

$
392,786,370

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 as of

 4/30/13

 Realized

 gain

 (loss)

 Change in

 Unrealized appreciation

 (depreciation)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers

 in to

 Level 3*

 Transfers

 out of

 Level 3*

 Balance

 as of

 7/31/13

 Total

$
–

$
–

$
–

$
–

$
–

$
–

$
–

$
–

$
–
**

 *  Transfers are calculated on the end of period value

 **Includes security that is fair valued at $0.

 At July 31, 2013, there were no transfers between 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Municipal High Income Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date September 27, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date September 27, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date September 27, 2013 * Print the name and title of each signing officer under his or her signature.